Provisions - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other provisions [line items]
Expense of restructuring activities			$ 354
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized		$ 176
Legal proceedings provision [member] | Scotia Peru Holdings S.A. [member]
Disclosure of other provisions [line items]
New provisions, other provisions	$ 34	$ 142
Other operating segment [Member]
Disclosure of other provisions [line items]
Non-current restructuring provision			$ 316